Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ (22,011)	$ (23,767)
Payments on borrowings	20,600	$ 22,064
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	106,997
Proceeds from borrowings	18,087
Payments on borrowings	(18,716)
Capitalization / (payment) of lease liabilities	321
Amortized cost	44
Unrealized foreign exchange effects	(363)
Current portion of long-term debt	(4,565)
Other movements	(133)
Balance ending	101,672
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	4,584
Proceeds from borrowings	3,924
Payments on borrowings	(1,884)
Capitalization / (payment) of lease liabilities	(235)
Amortized cost	1
Unrealized foreign exchange effects	35
Current portion of long-term debt	4,565
Other movements	(26)
Balance ending	$ 10,964